Intangible assets (Details Narrative) - ARS ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Discontinued Operations [Member]
Statement [Line Items]
Amortization charge	$ 2,213	$ 6,894
General And Administrative Expenses [Member]
Statement [Line Items]
Amortization charge	101	6
Costs [Member]
Statement [Line Items]
Amortization charge	$ 21	98
Selling Expenses [Member]
Statement [Line Items]
Amortization charge		$ 2